Description of Plan (Details) - EBP 003 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Required service period	90 days
Participant compensation matched, percentage	3.00%
Transfer to plan	$ 80,331
Unallocated forfeitures	21,400	$ 974
Forfeitures used to reduce the amount of employer contributions and/or administrative expenses	1
Forfeitures used to fund employer contributions	$ 22,400
Core Actively Managed Funds
EBP, Description of Plan [Line Items]
Number of funds | fund	3
Index Fund
EBP, Description of Plan [Line Items]
Number of funds | fund	4
Target Retirement Date Funds
EBP, Description of Plan [Line Items]
Number of funds | fund	10